Income Taxes - Reconciliation of U.S Federal Statutory Rate to Consolidated Effective Tax Rate (Details)	12 Months Ended				24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2019
Income Taxes [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%	35.00%
Net state taxes	2.10%	2.90%	1.10%
Tax credits	(0.30%)	(0.30%)	(0.40%)
Company-owned life insurance	(1.50%)	0.10%	(1.60%)
Change in U.S. Federal Income Tax Rate	0.00%	0.00%	(7.80%)
Amortization of excess deferred taxes	(0.90%)	0.00%	0.00%
All other differences	0.10%	1.60%	(1.20%)
Consolidated effective income tax rate	20.50%	25.30%	25.10%	38.00%	24.00%
Southwest Gas Corporation
Income Taxes [Line Items]
U.S. federal statutory income tax rate	21.00%	21.00%	35.00%
Net state taxes	0.70%	2.10%	0.60%
Tax credits	(0.40%)	(0.40%)	(0.40%)
Company-owned life insurance	(1.90%)	0.30%	(1.70%)
Change in U.S. Federal Income Tax Rate	0.00%	0.00%	(3.60%)
Amortization of excess deferred taxes	(1.20%)	0.00%	0.00%
All other differences	(0.50%)	1.10%	(1.20%)
Consolidated effective income tax rate	17.70%	24.10%	28.70%		24.00%